CONDENSED FINANCIAL INFORMATION OF REGISTRANT PARENT COMPANY - Schedule of Condensed Comprehensive Income Statement (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue
Total revenues	$ 464,694,884	$ 378,101,758	$ 499,548,201	$ 397,273,590	$ 301,699,465
OPERATING EXPENSES:
Sales expense	80,810,178	66,510,370	86,207,238	84,188,663	70,015,159
General and administrative services	46,626,867	35,950,687	51,188,091	39,028,964	30,797,462
Total operating expenses	453,758,446	352,180,973	483,702,152	386,425,482	293,087,144
OPERATING (LOSS) INCOME	10,936,438	25,920,785	15,846,049	10,848,108	8,612,321
OTHER EXPENSE	(1,041,355)	(523,559)	(986,481)	607,953	(16,713)
NET INCOME	5,309,118	21,734,710	10,166,076	4,205,870	8,473,798
Foreign currency translation adjustments	(625,725)	169,403	994,135	361,997	(444,676)
Total other comprehensive income	51,078	169,403	570,907	361,997	(444,676)
Comprehensive income	5,156,523	21,820,774	10,610,024	4,567,867	8,029,122
Comprehensive loss attributable to non-controlling interest	203,673	83,339	126,959
Comprehensive income attributable to The Hagerty Group, LLC	$ 5,360,196	$ 21,904,113	10,736,983	4,567,867	8,029,122
Parent | Reporting entity
Revenue
Total revenues					219,604
OPERATING EXPENSES:
Sales expense			15,000
General and administrative services			120,042	1,459	231
Total operating expenses			135,042	1,459	231
OPERATING (LOSS) INCOME			(135,042)	(1,459)	219,373
OTHER EXPENSE			(1,382,058)	(2,680,708)	(41,903)
Income (loss) before equity in earnings of subsidiaries			(1,517,100)	(2,682,167)	177,470
Equity earnings in subsidiaries, net of tax			11,556,217	6,888,037	8,296,328
Other comprehensive (loss) income Equity in other comprehensive income (loss) of subsidiaries			880,294	278,497	(285,561)
Foreign currency translation adjustments			(309,387)	83,500	(159,115)
Total other comprehensive income			570,907	361,997	(444,676)
Comprehensive income			10,610,024	4,567,867	8,029,122
Comprehensive loss attributable to non-controlling interest			126,959
Comprehensive income attributable to The Hagerty Group, LLC			$ 10,736,983	$ 4,567,867	8,029,122
Other Revenue | Parent | Reporting entity
Revenue
Total revenues					$ 219,604